PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - The company - Funded pension - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
Corporate bonds
Plan Assets
Fixed income instruments	Rp 340	Rp 311
Level 1
Plan Assets
Cash and cash equivalents	1,481	1,064
Equity-based mutual fund	1,233	1,296
Total	14,647	14,566
Level 1 | Finance
Plan Assets
Equity instruments	1,463	1,039
Level 1 | Consumer goods
Plan Assets
Equity instruments	1,411	1,206
Level 1 | Infrastructure, utilities and transportation
Plan Assets
Equity instruments	656	536
Level 1 | Construction, property and real estate
Plan Assets
Equity instruments	363	577
Level 1 | Basic industry and chemical
Plan Assets
Equity instruments	115	130
Level 1 | Trading, service and investment
Plan Assets
Equity instruments	388	216
Level 1 | Mining
Plan Assets
Equity instruments	92	62
Level 1 | Agriculture
Plan Assets
Equity instruments	46	71
Level 1 | Miscellaneous industries
Plan Assets
Equity instruments	377	361
Level 1 | Government bonds
Plan Assets
Fixed income instruments	6,968	7,978
Level 1 | Mutual funds
Plan Assets
Fixed income instruments	54	30
Unquoted
Plan Assets
Direct placement	188	188
Property	237	174
Others	314	301
Total	6,167	4,480
Unquoted | Corporate bonds
Plan Assets
Fixed income instruments	Rp 5,428	Rp 3,817